Relationship with DuPont - Allocated Corporate Costs (Details) (Predecessor [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Leveraged functional services	$ 14.2	$ 226.4
General corporate expenses	1.5	22.1
Allocated corporate cost	15.7	248.5
Cost of Sales [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	14.2	224.7
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	1.4	21.6
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Allocated corporate cost	$ 0.1	$ 2.2